   As filed with the Securities and Exchange Commission on November 30, 1998


                                               Securities Act File No. 33-14227


                                   Investment Company Act File Act No. 811-5157

  ============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]


                          PRE-EFFECTIVE AMENDMENT NO.                      [ ]

                                                                           [X]
                        POST-EFFECTIVE AMENDMENT NO. 15


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                                AMENDMENT NO. 15

                        (Check appropriate box or boxes)

                              ANCHOR PATHWAY FUND
               (Exact Name of Registrant as Specified in Charter)

                              1 SunAmerica Center
                           Los Angeles, CA 90067-6022
               (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (310) 772-6000

                                Robert M. Zakem
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY 10017-3204

                    (Name and Address for Agent for Service)



                                    Copy to:

                             Susan L. Harris, Esq.
                   Senior Vice President and General Counsel
                                SunAmerica Inc.



                              1 SunAmerica Center
                           Los Angeles, CA 90067-6022

                             Margery K. Neale, Esq.

                     Swidler Berlin Shereff Friedman, LLP


                                919 Third Avenue
                               New York, NY 10022

      Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.



      It is proposed that this filing will become effective (check appropriate box)


              [ ] immediately upon filing pursuant to paragraph (b)


              [ ] on (date) pursuant to paragraph (b)



              [X] 60 days after filing pursuant to paragraph (a)(1)


              [ ] on (date) pursuant to paragraph (a)(1)



              [ ] 75 days after filing pursuant to paragraph (a)(2)



              [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.



      If appropriate, check the following box:


              [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                        __________________, 1999
                                                                      PROSPECTUS





ANCHOR PATHWAY FUND


         -  GROWTH SERIES
         -  INTERNATIONAL SERIES
         -  GROWTH-INCOME SERIES
         -  ASSET ALLOCATION SERIES
         -  HIGH-YIELD BOND SERIES
         -  U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES
         -  CASH MANAGEMENT SERIES





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

                                                                          [Logo]

                               TABLE OF CONTENTS


FUND HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

ACCOUNT INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

MORE INFORMATION ABOUT THE SERIES   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Investment Strategies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Glossary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
                 Investment Terminology . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
                 Risk Terminology . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19


MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20


FUND HIGHLIGHTS
The following questions and answers are designed to give you an overview of Anchor Pathway Fund (the "Fund"), and to provide you information about the Fund's seven investment portfolios, or "Series," and their investment goals and principal strategies. More complete investment information is provided in the chart, under "More Information About the Series," which is on page 14, and the glossary that follows on page 18.
Q:       What are the Series' investment goals and strategies?

A: Each Series operates as a separate mutual fund, and has its own investment goal and a strategy for pursuing it. These goals and strategies may be changed without shareholder approval, but you will be notified of any change.


         Series              Investment Goal              Principal Investment Strategy
         ------              ---------------              -----------------------------
         Growth Series       growth of capital            invests primarily in common stocks or
                                                          securities with common stock characteristics
                                                          that demonstrate the potential for
                                                          appreciation.

         International       long-term growth of capital  invests primarily in common stocks or
         Series                                           securities with common stock characteristics
                                                          of issuers that are domiciled outside the
                                                          U.S., including those domiciled in
                                                          developing countries.


         Growth-Income       growth of capital and        invests primarily in common stocks or
         Series              income                       securities with common stock characteristics
                                                          that demonstrate the potential for solid
                                                          growth and dividends.


         Asset Allocation    high total return            invests in a diversified portfolio of common
         Series              (including income and        stocks, bonds and money market instruments;
                             capital gains) consistent    under normal market conditions the portfolio
                             with preservation of         will include: 40%-80% in equity securities,
                             capital over the long-term   20%-50% in fixed-income securities, and 0%
                                                          to 40% in money market instruments.

         High-Yield Bond     high current income with     invests primarily in intermediate and
         Series              capital appreciation as a    long-term corporate debt securities, with
                             secondary objective          emphasis on higher yielding, higher risk,
                                                          lower rated or unrated corporate bonds,
                                                          which are commonly known as "junk bonds."



         Series              Investment Goal              Principal Investment Strategy
         ------              ---------------              -----------------------------
         U.S. Government     high current income          invests primarily in a combination of
         /AAA-Rated          consistent with prudent      securities issued or guaranteed by the U.S.
         Securities Series   investment risk and          government (i.e., backed by the full faith
                             preservation of capital      and credit of the U.S.) and other debt
                                                          securities rated in the highest rating
                                                          category (or that are determined to be of
                                                          comparable quality by the  Investment
                                                          Adviser).


         Cash Management     high current yield while     invests primarily in high quality money
         Series              preserving capital           market instruments.


         [Margin note: "growth" companies are considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.]
Q:       What are the principal risks of investing in the Fund?

A: The Growth, International and Growth-Income Series invest primarily in equity securities. In addition, the Asset Allocation Series invests significantly in equities. As with any equity fund, the value of your investment in any of these Series may fluctuate in response to stock market movements.

         The High-Yield Bond and U.S. Government/AAA-Rated Securities Series invest primarily in bonds. In addition, the Asset Allocation Series invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Series may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. In addition, with respect to the Growth, International, Growth-Income, High-Yield Bond and U.S. Government/AAA Rated Securities Series there is a risk the securities selected for any of these Series will underperform the markets generally.

         While an investment in the Cash Management Series should present the least market risk of any of the Series, since it invests only in high-quality short-term debt obligations, you should be aware that an investment in the Cash Management Series is subject to the risks that the value of its investments may be subject to changes in interest rates. You should also be aware that the return on an investment in the Cash Management Series should not be the same as a return on an investment in a money market fund available directly to the public, even where gross yields are equivalent, due to fees at the contract level. The Cash Management Series will comply with Rule 2a-7 under the Investment Company Act of 1940 to the extent applicable to funds that do not seek to maintain a stable net asset value of $1.00.

         [Margin note: "High-quality" instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.]

         All of the Series may invest to some degree in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Investing outside the U.S. presents special risks, particularly in certain developing countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

         The High-Yield Bond Series invests primarily in "junk bonds," which are considered speculative. The Growth, International, Growth-Income and Asset Allocation Series may also invest in junk bonds. While the Fund's Investment Adviser seeks to diversify the Series and to engage in a credit analysis of each junk bond issuer in which it invests, junk bonds carry a substantial risk of default or they may already be in default. The market price for junk bonds may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Series to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Series to replace the security with a lower yielding security, which would decrease the return on such Series.

         In addition, shares of a Series are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Series will be able to achieve its investment goals. If the value of the assets of a Series goes down, you could lose money.

Q:       How have the Series performed historically?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year, and compare the Series' average annual returns to those of an appropriate market index. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Series will perform in the future.

GROWTH SERIES

1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
13.19%  40.94%  -3.96%  22.6%   24.46%  18.98%  0.46%   34.47%  14.56%  28.14%



         During the 10-year period shown in the bar chart, the highest return for a quarter was 20.78% (quarter ended 03/31/91) and the lowest return for a quarter was -18.38% (quarter ended 09/30/90). The Fund's year-to-date return as of _____________, 1998 was ___%.


Average Annual Total Returns (as of the                                                Return
calendar year ended December 31, 1997)      Past One      Past Five      Past Ten      Since
                                            Year          Years          Years         Inception***
---------------------------------------------------------------------------------------------------
Growth Series                               28.14%        18.73%         18.62%        17.60%
---------------------------------------------------------------------------------------------------
S&P 500(R) Index*
---------------------------------------------------------------------------------------------------
Consumer Price Index**
---------------------------------------------------------------------------------------------------

* The S&P 500(R) is the Standard & Poor's Composite 500 Stock Price Index, a widely recognized, unmanaged index of common stock prices.

** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

***      Inception date is March 23, 1987.

INTERNATIONAL SERIES

1990+   1991    1992    1993    1994    1995    1996    1997
-3.03%  6.99%   0.71%   34.48%  -0.72%  13.43%  21.43%  12.13%

+ From date of inception of May 9, 1990.


         During the 8-year period shown in the bar chart, the highest return for a quarter was 16.31% (quarter ended 06/30/97) and the lowest return for a quarter was -8.52% (quarter ended 12/31/97). The Fund's year-to-date return as of __________, 1998 was _____%.


Average Annual Total Returns (as of the calendar                                                   Return
year ended December 31, 1997)                      Past One          Past Five        Past Ten     Since
                                                   Year              Years            Years        Inception***
---------------------------------------------------------------------------------------------------------------
International Series                               12.13%            15.58%           N/A          10.53%
---------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International (MSCI) EAFE
Index*
---------------------------------------------------------------------------------------------------------------
Consumer Price Index**
---------------------------------------------------------------------------------------------------------------

* The MSCI EAFE Index is an arithmetic, market value-weighted average of performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

***      Inception date is May 9, 1990.

GROWTH-INCOME SERIES

1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
7.92%   39.36%  -4.51%  16.53%  17.57%  13.18%  0.86%   33.77%  19.14%  28.09%



         During the 10-year period shown in the bar chart, the highest return for a quarter was 15.83% (quarter ended 03/31/89) and the lowest return for a quarter was -14.05% (quarter ended 03/31/90). The Fund's year-to-date return as of ______, 1998 was _____%.

Average Annual Total Returns (as of the                                                Return
calendar year ended December 31, 1997)      Past One      Past Five      Past Ten      Since
                                            Year          Years          Years         Inception***
---------------------------------------------------------------------------------------------------
Growth-Income Series                        28.09%        18.44%         16.45%        16.5%
---------------------------------------------------------------------------------------------------
S&P 500(R) Index*
---------------------------------------------------------------------------------------------------
Consumer Price Index**
---------------------------------------------------------------------------------------------------

* The S&P 500(R) is the Standard & Poor's Composite 500 Stock Price Index, a widely recognized, unmanaged index of common stock prices.

** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

***      Inception date is March 23, 1987.

ASSET ALLOCATION SERIES

1989+   1990    1991    1992    1993    1994    1995    1996    1997
11.33%  -0.27%  21.16%  10.11%  10.52%  -0.52%  30.86%  15.77%  20.65%

+ From date of inception of March 31, 1989.

         During the 9-year period shown in the bar chart, the highest return for a quarter was 11.02% (quarter ended 06/30/97) and the lowest return for a quarter was -7.50% (quarter ended 09/30/90). the Fund's year-to-date return as of ________________, 1998 was ______%.


                                                                                                   Return
Average Annual Total Returns (as of the            Past One          Past Five        Past Ten     Since
calendar year ended December 31, 1997)             Year              Years            Years        Inception****
----------------------------------------------------------------------------------------------------------------
Asset Allocation Series                            20.65%            14.98%           N/A          13.28%
----------------------------------------------------------------------------------------------------------------
S&P 500(R) Index*
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Broad Investment-Grade (BIG)
Bond Index**
----------------------------------------------------------------------------------------------------------------
Consumer Price Index***
----------------------------------------------------------------------------------------------------------------

* The S&P 500(R) is the Standard & Poor's Composite 500 Stock Price Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

** The Salomon Brothers Broad Investment-Grade Bond Index is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/ agency issues and Mortgage pass through securities.

*** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is an statistical measure of periodic change in the price of goods and services in major expenditure groups.

****     Inception date is March 31, 1989.

HIGH-YIELD BOND SERIES

1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
7.05%   15.55%  1.73%   26.32%  15.54%  16.04%  -5.03%  20.07%  13.69%  12.82%



         During the 10-year period shown in the bar chart, the highest return for a quarter was 12.10% (quarter ended 03/31/91) and the lowest return for a quarter was -5.30%(quarter ended 09/30/90). The Fund's year-to-date return as of ____________, 1998 was ____ %.


Average Annual Total Returns                                                                                      Return
(as of the calendar year ended                           Past One           Past Five          Past Ten           Since
December 31, 1997)                                       Year               Years              Years              Inception****
-------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond Series                                   12.82%             11.16%             12.04%             12.90%
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Long-Term High-Yield Index*
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Broad Investment-Grade (BIG) Bond
Index**
-------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index***
-------------------------------------------------------------------------------------------------------------------------------

* The Salomon Brothers Long-Term High-Yield Index generally represents the performance of high debt securities during various market conditions.

** The Salomon Brothers Broad Investment-Grade Bond Index is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and mortgage pass-through securities.

*** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

****     Inception date is March 23, 1987.

U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES

1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
0.94%   20.18%  8.5%    11.88%  11.74%  11.18%  -3.85%  16.59%  3.01%   8.27%




         During the 10-year period shown in the bar chart, the highest return for a quarter was 8.78% (quarter ended 03/31/89) and the lowest return for a quarter was -3.03% (quarter ended 03/31/94). The Fund's year-to-date return as of ____________, 1998 was ____ %.



Average Annual Total Returns (as of the                                                Return
calendar year ended December 31,            Past One      Past Five      Past Ten      Since
1997)                                       Year          Years          Years         Inception***
-----------------------------------------------------------------------------------------------------
U.S. Government/AAA-Rated Securities        8.27%         6.81%          8.63%         8.57%
Series
-----------------------------------------------------------------------------------------------------
Salomon Brothers Treasury/
Government-Sponsored/Mortgage Index*
-----------------------------------------------------------------------------------------------------
Consumer Price Index**
-----------------------------------------------------------------------------------------------------


*        Description of Index to be provided by amendment.

** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

***      Inception date is March 23, 1987.

CASH MANAGEMENT SERIES

1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
3.18%   7%      7.91%   5.23%   3.53%   -0.52%  3.74%   5.52%   4.95%   5.03%




         During the 10-year period shown in the bar chart, the highest return for a quarter was 2.23% (quarter ended 06/30/89) and the lowest return for a quarter was 0.19% (quarter ended 12/31/88). The Fund's year-to-date return as of ____________, 1998 was _____%.


Average Annual Total Returns (as of the                                                Return
calendar year ended December 31,            Past One      Past Five      Past Ten      Since
1997)                                       Year          Years          Years         Inception*
-----------------------------------------------------------------------------------------------------
Cash Management Series                      5.03%         4.36%          5.44%         5.92%
-----------------------------------------------------------------------------------------------------
Insert Broad Based Market Index
-----------------------------------------------------------------------------------------------------
Insert Broad Based Market Index
-----------------------------------------------------------------------------------------------------

*    Inception date is March 23, 1987.

FINANCIAL HIGHLIGHTS

The Financial Highlights table for each Series is intended to help you understand the Series' financial performance for the past 5 years. Certain information reflects financial results for a single Series share. The total returns in each table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Series' financial statements, are included in the Statement of Additional Information (SAI), which is available upon request.

                           [TO BE FILED BY AMENDMENT]

ACCOUNT INFORMATION

Shares of the Series are not offered directly to the public. Instead, shares are currently offered only to the Variable Separate Account, which is a separate account of Anchor National Life Insurance Company. So if you would like to invest in a Series, you must purchase a variable annuity contract from Anchor National. You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Series may not be available in connection with a particular contract. You will find information about purchasing a variable annuity contract in the prospectus that offers the contracts, which accompanies this Prospectus.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Series is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing its net assets by the number of its shares outstanding. Investments for which market quotations are readily available are valued at market. All other securities and assets are valued at "fair value" following procedures approved by the Trustees.

The International Series may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Series' shares may change on days when the Fund is not open for purchases or redemptions.

BUY AND SELL PRICES The Variable Separate Account buys and sells shares of a Series at NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Fund is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Fund. If the order is received by the Fund before the Fund's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

In unusual circumstances, a Series may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Series annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT The dividends and distributions will be reinvested automatically in additional shares of the same Series on which they were paid.

TAXABILITY OF A SERIES Each Series intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Series is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

MORE INFORMATION ABOUT THE SERIES

INVESTMENT STRATEGIES

Each Series has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Series' investment strategy. We have included a glossary to define the investment and risk terminology used in the chart and throughout this Prospectus.


                       GROWTH              INTERNATIONAL         GROWTH-INCOME                ASSET ALLOCATION
                       --------------------------------------------------------------------------------------------
What is the            growth of capital   long-term growth      growth of capital            high total return
Series' investment                         of capital            and income                   (including income
goal?                                                                                         and capital gains)
                                                                                              consistent with
                                                                                              preservation of
                                                                                              capital over the
                                                                                              long-term


What are the           common stocks or    common stocks or      common stocks or             common stocks,
Series' principal      securities with     securities with       securities with              bonds and money
investments (under     common stock        common stock          common stock                 market
normal market          characteristics     characteristics       characteristics              instruments;
conditions)?           that demonstrate    of issuers            that demonstrate             under normal
                       the potential for   domiciled outside     the potential for            market conditions
                       appreciation        the U.S.              solid growth and             the portfolio
                                                                 dividends                    will include:
                                                                                              40%-80% in
                                                                                              equity securities;
                                                                                              20%-50% in fixed
                                                                                              income securities;
                                                                                              and 0%-40% in
                                                                                              money market
                                                                                              instruments

What are the          - stock market       - stock market         - stock and bond            - stock and bond
Series' principal       volatility           volatility             market volatility           market volatility
risks?                - securities         - securities           - securities                - securities
                        selection            selection              selection                   selection
                                           - foreign exposure                                 - interest rate
                                           - illiquidity                                        fluctuations
                                                                                              - issuer default
                                                                                              - credit quality



What other
investment
strategies can the
Series use?

- Types of Fixed
  income securities:


  U.S. government           Yes                    Yes                  Yes                          Yes
  securities


                                                             GOVERNMENT/AAA            CASH
                                   HIGH-YIELD BOND           -RATED SECURITIES         MANAGEMENT
                                   -----------------------------------------------------------------------
What is the                        high current              high current              high current yield
Series' investment                 income with               income consistent         while preserving
goal?                              capital                   with prudent              capital
                                   appreciation as a         investment risk
                                   secondary                 and preservation
                                   objective                 of capital


What are the                       intermediate and          securities issued         high quality
Series' principal                  long-term                 or guaranteed by          money market
investments (under                 corporate debt            the U.S.                  instruments
normal market                      securities, with          government; (i.e.,
conditions)?                       emphasis on higher        backed by the full
                                   yielding, higher          faith and credit
                                   risk, lower rated         of the U.S.), and
                                   or unrated                other debt
                                   corporate bonds           securities rated
                                   (junk bonds)              in the highest
                                                             rating category
                                                             (or that are
                                                             determined to be
                                                             of comparable
                                                             quality by the
                                                             Investment Adviser)


What are the                       - bond market             - bond market             - interest rate
Series' principal                    volatility                volatility                fluctuations
risks?                             - securities              - interest rate           - securities
                                     selection                 fluctuations              selection
                                   - interest rate           - prepayment
                                     fluctuations            - securities
                                   - issuer default            selection
                                     credit quality
                                   - illiquidity


What other
investment
strategies can the
Series use?

- Types of Fixed
  income securities:


  U.S. government                      Yes                   a principal
  securities                                                 investment (see
                                                             above)



                        GROWTH          INTERNATIONAL       GROWTH-INCOME      ASSET ALLOCATION
                        ------------------------------------------------------------------------------
  Investment grade         Yes                 Yes                Yes                 Yes
  corporate bonds


  Junk bonds           Yes (up to 10%)     Yes (up to 5%)      Yes (up to 5%)         Yes
                                                                                   (up to 25% of
                                                                                   fixed-income
                                                                                   securities)

  Inflation-indexed        No                 No                  No                 Yes
  bonds


  Pass-through             Yes                Yes                 Yes                 Yes
  securities


- Common stocks       a principal          a principal          a principal         a principal
                      investment (see      investment (see      investment (see     investment (see
                      above)               above)               above)              above)

- Convertible               Yes                 Yes                Yes                 Yes
  securities


- Non-convertible           Yes                 Yes                Yes                 Yes
  preferred stocks

- Warrants                  Yes                 Yes                Yes                 Yes


- Short-term                Yes                 Yes                Yes                 Yes
  investments


- Defensive                 Yes                 Yes                Yes                 Yes
  investments


- Foreign securities    Yes (up to 10%)      a principal      Yes (up to 10%)    Yes (up to 10% in
                                             investment (see                     equity securities,
                                             above)                              up to 5% in debt
                                                                                 securities)

  Currency                  Yes                 Yes                Yes                 Yes
  transactions

- Illiquid securities   Yes (up to 15%)     Yes (up to 15%)    Yes (up to 15%)     Yes (up to 15%)

                                                            GOVERNMENT/AAA          CASH
                                         HIGH-YIELD BOND    -RATED SECURITIES       MANAGEMENT
                                         ---------------------------------------------------------
  Investment grade                       Yes                  a principal         Yes
  corporate bonds                                             investment (see
                                                              above)

  Junk bonds                             a principal              No                No
                                         investment
                                         (see above)


  Inflation-indexed                          Yes                  Yes               No
  bonds


  Pass-through                               Yes                  Yes               Yes
  securities


- Common stocks                          Yes (up to 25%)          No                No



- Convertible                                 Yes                 No                No
  securities


- Non-convertible                             Yes                 No                No
  preferred stocks

- Warrants                                    Yes                 No                No


- Short-term                                  Yes                 Yes            a principal
  investments                                                                    investment (see
                                                                                 above)

- Defensive                                   Yes                 Yes               No
  investments


- Foreign securities                     Yes (up to 25%)      Yes (only  U.S.       Yes
                                                            dollar denominated
                                                              highly-liquid
                                                               obligations)

  Currency                                    Yes                 No                No
  transactions

- Illiquid securities                     Yes (up to 15%)    Yes (up to 15%)     Yes(up to 10%)

                        GROWTH            INTERNATIONAL       GROWTH-INCOME
                      -----------------------------------------------------------

What other            -  interest rate     - interest rate     - interest rate
potential risks can      fluctuations        fluctuations        fluctuations
affect the Series?    -  foreign exposure  - illiquidity       - foreign exposure
                      -  illiquidity         hedging           - illiquidity
                      -  prepayment        - prepayment        - hedging
                                                               - prepayment

                                                              GOVERNMENT/AAA       CASH
                      ASSET ALLOCATION     HIGH-YIELD BOND    -RATED SECURITIES    MANAGEMENT
                      ------------------------------------------------------------------------

What other             - foreign exposure   - foreign exposure
potential risks can    - illiquidity        - prepayment
affect the Series?     - prepayment


GLOSSARY
INVESTMENT TERMINOLOGY
FIXED INCOME SECURITIES, which issuers use to borrow money, provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders.
U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

An INVESTMENT GRADE fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Investment Adviser).

[Margin note: The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.]
A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of investment grade securities.
The principal value of an INFLATION-INDEXED BOND is periodically adjusted according to changes in the rate of inflation.
PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include "mortgage-backed securities," "collateralized mortgage obligations," "commercial mortgage-backed securities," and "asset-backed securities."
EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

COMMON STOCKS are units of ownership of a public corporation.

CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock or other securities of the same or a different company.

WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Series with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include cash and money market instruments. A Series may make temporary defensive investments in response to adverse market, economic, political or other conditions, and such investments may protect a Series during a market downturn. When a Series takes a defensive position, it may miss out on investment opportunities over the short term that could have resulted from investing in accordance with its principal investment strategy.

FOREIGN SECURITIES are issued by companies located outside of the United States, including developing countries. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions, and forward currency contracts, which are used to hedge against changes in currency exchange rates.

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

RISK TERMINOLOGY

MARKET VOLATILITY:   The stock and/or bond markets as a whole could go up or
down (sometimes dramatically). This could affect the value of the securities in a Series' portfolio.

SECURITIES SELECTION: A strategy used by a Series, or securities selected by its portfolio manager, may fail to produce the intended return.

INTEREST RATE FLUCTUATIONS:   Volatility of the bond market is due principally
to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue
JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Series may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Series may exhibit price characteristics of longer-term debt securities.

FOREIGN EXPOSURE: Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks may heighten when the issuer is in a developing market.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

HEDGING: Hedging is a strategy in which the Investment Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Examples of hedging strategies are:
       - Long Hedge - Strategy in which an investor locks in a future price on a security / index by buying a futures contract.
       - Neutral Hedge - Strategy that is designed to provide the highest expected return on a portfolio of securities assuming that the price of a particular investment in the portfolio remains constant.
       - Perfect Hedge - a hedge whose change in value is equal to the change in value of the underlying security, positive or negative.
       - Short Hedge - Strategy designed to reduce the risk of a decline in value of a security / index without requiring ownership of that security.

MANAGEMENT

INVESTMENT ADVISER Capital Research and Management Company selects and manages the investments of each Series. For the fiscal year ended November 30, 1998 each Series paid the Investment Adviser a fee equal to the following percentage of average daily net assets:

              Fund                                       Fee
              ----                                       ---
         Growth
         International
         Growth-Income
         Asset Allocation
         High-Yield Bond
         Government/AAA
         Cash Management


The Investment Adviser is headquartered at 333 South Hope Street, Los Angeles, California 90071.

The basic investment philosophy of the Investment Adviser is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets.

Under this system, the portfolios of the Series are divided into segments managed by individual counselors. Each counselor decides how his or her segment will be invested, within the limits prescribed by each Series' investment goal and the Investment Adviser's investment committee. In addition, the Investment Adviser's research professionals make investment decisions with respect to a portion of each Series' portfolio. The primary portfolio counselor for each series is set forth in this following table.

                                                                                              YEARS OF EXPERIENCE
                                                                                           IN THE INVESTMENT INDUSTRY
---------------------------------------------------------------------------------------------------------------------------
                                                                                               WITH CAPITAL
                                                                 YEARS OF EXPERIENCE AS         RESEARCH
                                                                  PORTFOLIO COUNSELOR             AND
                                                                    FOR THE SERIES             MANAGEMENT
  PORTFOLIO COUNSELORS                                                INDICATED                COMPANY OR        TOTAL
     FOR THE FUND            PRIMARY TITLE(s)                       (APPROXIMATE)            ITS  AFFILIATES     YEARS

---------------------------------------------------------------------------------------------------------------------------
 Timothy D. Armour       Chairman and Chief Executive               Asset Allocation Series        16             16
                         Officer, Capital Research                  - 2 Year
                         Company*
---------------------------------------------------------------------------------------------------------------------------
 David C.  Barclay       Senior Vice President and                  High-Yield Bond Series         11             18
                         Director, Capital Research Company*        - 10 years
---------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro           Senior Vice President, Capital             Growth-Income Series -         8              13
                         Research Company*                          2 years
---------------------------------------------------------------------------------------------------------------------------

 Martial Chaillet        Senior Vice President, Capital             International Series -         26             26
                         Research Company*                          6 years
---------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford         Senior Vice President and                  Growth Series - 5              28             28
                         Director, Capital Research and             years (plus 5 years as
                         Management Company                         a research professional
                                                                    prior to becoming a
                                                                    portfolio counselor for
                                                                    the Series)
---------------------------------------------------------------------------------------------------------------------------
 James E. Drasdo         Senior Vice President and                  Growth Series - 13 years       22             27
                         Director, Capital Research and
                         Management Company
---------------------------------------------------------------------------------------------------------------------------
 James K. Dunton         Senior Vice President and                  Growth-Income Series -         37             37
                         Director, Capital Research and             since the Series began
                         Management Company                         operations in 1984
---------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine      Senior Vice President and                  Asset Allocation Series        30             46
                         Director, Capital Research and             since the series began
                         Management Company                         operations in 1989; High-
                                                                    Yield Bond Series - less
                                                                    than 1 year
---------------------------------------------------------------------------------------------------------------------------
 Alwyn Heong             Vice President-Investment                  International Series - 3       7              10
                         Management Group, Capital                  years
                         Research and Management Company
---------------------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington   Senior Vice President, Capital             Growth-Income Series - 5       21             23
                         Research and Management Company            years (plus 5 years as a
                                                                    research professional prior
                                                                    to becoming portfolio
                                                                    counselor for the series)
---------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace      Executive Vice President and               International Series - 5       13             13
                         Director, Capital Research Company*        years
---------------------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell     Senior Vice President and                  Growth-Income Series - 9       24             27
                         Director, Capital Research and             years (plus 1 year as a
                         Management Company                         research professional prior
                                                                    to becoming a portfolio
                                                                    counselor for the Series)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal      Vice President, Capital Research            Growth Series - 7                 13          13
                       and Management Company                      years (plus 4 years as
                                                                   a research professional prior
                                                                   to becoming a portfolio
                                                                   counselor for the Series)
---------------------------------------------------------------------------------------------------------------------------
 Victor M. Parachini   Senior Vice President, Capital              Asset Allocation Series           22          37
                       Research and Management Company             - 2 years
---------------------------------------------------------------------------------------------------------------------------
 John H. Smet          Vice President, Capital Research            Government/AAA Series             16          17
                       and Management Company                      - 6 years
---------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson       Senior Vice President and                   High-Yield Bond Series            9           11
                       Director, Capital Research and              - less than 1 year
                       Management Company
---------------------------------------------------------------------------------------------------------------------------

*  Company affiliated with Capital Research and Management Company.

BUSINESS MANAGER SunAmerica Asset Management Corp. manages the business affairs and the administration of the Fund. The Business Manager receives a monthly fee, accrued daily, based on the average daily net assets of each Series of the Fund other than the International Series, at the annual rate of 0.24% of that portion of each Series' average daily net assets not exceeding $30 million, and 0.20% thereafter. The Business Manager receives a monthly fee, accrued daily, based on the average daily net assets the International Series, at the annual rate of 0.24%.

The Business Manager is located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

YEAR 2000   Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way systems encode and calculate dates (commonly known as the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. We recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. The Fund's management fully anticipates that their systems will be adapted in time for the year 2000, and to further this goal they have coordinated a plan to repair, adapt or replace their systems as necessary. They have also obtained representations from their outside service providers that they are doing the same. The Fund's management completed their plan significantly by the end of the 1998 calendar year and expects to perform appropriate systems testing during the 1999 calendar year. If the problem has not been fully addressed, however, the Fund could be negatively impacted. The Year 2000 Issue could also have a negative impact on the companies in which the Fund invests, which could hurt the Fund's investment returns.

                              (OUTSIDE BACK COVER)

FOR MORE INFORMATION

         The following documents contain more information about the Series and are available free of charge upon request:

                          ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Series' performance for the most recently completed fiscal year.

                          STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Series' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

         You may obtain copies of these documents or ask questions about the Series by contacting:

                          Anchor National  Life Insurance Company
                          Annuity Service Center
                          P.O. Box 54299
                          Los Angeles, California 90054-0299
                          1-800-445-7862

Information about the Series (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Series is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

[Logo]

Anchor National Life Insurance Company
1 SunAmerica Center
Los Angeles, California  90067-6022
INVESTMENT COMPANY ACT
File No. 811-5157

                      Statement of Additional Information




                              ANCHOR PATHWAY FUND





         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of the Fund, dated ______________. This Statement of Additional Information incorporates the Prospectus by reference. The Prospectus may be obtained without charge by writing to the Fund at the address below or by calling (800) 445-7862. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.


                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





                                     [date]

                               TABLE OF CONTENTS


Topic                                                                                               Page
The Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-2
Investment Policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-2
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-15
Fund Officers and Trustees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-20
Investment Advisory Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-24
Business Management Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-25
Dividends, Distributions and Federal Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . .  B-27
Shareholder Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-28
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-28
Execution of Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-29
General Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-33
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-34




                                    THE FUND


                 The Fund, organized as a Massachusetts business trust on March 23, 1987, is a diversified, open-end management investment company. It was established to provide a funding medium for Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company (the "Company"). The sole shareholder of the Fund is the Account. The Company may issue variable life contracts that also will use the Fund as the underlying investment. The offering of Fund shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Fund simultaneously. Although neither the Company nor the Fund currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Fund would monitor events in order to identify any material conflicts to determine what action, if any, should be taken in response thereto. Shares of the Fund may be offered to separate accounts of other life insurance companies that are affiliates of the Company.



                 The Company is a wholly-owned subsidiary of SunAmerica Life Insurance Company, an Arizona corporation, which is, in turn, wholly-owned by SunAmerica Inc., a Maryland corporation. SunAmerica Inc. has agreed to merge with and into American International Group, Inc., the leading U.S.-based international insurance organization.

                              INVESTMENT POLICIES

                 The investment objective and policies of each of the Series are described in the Fund's Prospectus. Certain types of securities in which the Series may invest and certain investment practices the Series may employ, which are described under "More Information About the Series" in the Prospectus, are discussed more fully below. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.


GENERAL


                 ILLIQUID AND RESTRICTED SECURITIES. Each of the Series may invest no more than 15% (10% in the case of the Cash Management Series) of its net assets, determined as of the date of purchase, in illiquid securities or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Series will seek to obtain the right of registration at the expense of the issuer.


                 In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


                 Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid under procedures adopted by the Fund's Board of Trustees. Capital Research and Management Company ("CRMC" or the "Investment Adviser"), will monitor the liquidity of such restricted securities. In reaching liquidity decisions, the Investment Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).



                 The Cash Management Series may invest in commercial paper issues, which include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). In addition, each Series may invest in Section 4(2) paper. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Investment Adviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. Each Series intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities.



       MONEY MARKET INSTRUMENTS - These are shorter-term debt securities maturing in one year or less including (1) commercial bank obligations (certificates of deposit, interest bearing time deposits, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes (up to 9 months) issued by corporations or governmental bodies), and (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities. For more information on money market intruments, see "Cash Management Series" below.




                 FIXED INCOME SECURITIES - Fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates. The interest rate on certain fixed income securities, known as "variable rate obligations," is determined by reference to or is a percentage of an objective standard, such as a bank's prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted. Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount. The interest rate on certain fixed income securities, called "floating rate instruments," changes whenever there is a change in a designated base rate.

                 The market values of fixed income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations. Long-term instruments are generally more sensitive to these changes than short-term instruments. The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest.



                 Up to 10% of the Growth Series' assets may be invested in debt securities rated BB or below by Standard & Poor's Ratings Services, a Division of the McGraw-Hill Companies, Inc. ("S&P") and Ba or below by Moody's Investors Service, Inc. ("Moody's") or in unrated securities that are determined to be of equivalent quality, provided the Investment Adviser determines that these securities have characteristics similar to the equity securities eligible for purchase by the Growth Series. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk" bonds, carry a higher degree of investment risk than higher rated bonds and are considered speculative.



                 Up to 5% of the International Series' assets may be invested in straight debt securities rated BB or below by S&P or Ba or below by Moody's or in unrated securities that are determined to be of equivalent quality.



                 Up to 5% of the Growth-Income Series' assets may be invested in straight debt securities rated BB or below by S&P and Ba or below by Moody's or in unrated securities that are determined to be equivalent quality by the Investment Adviser.



                 Up to 25% of the Asset Allocation Series' fixed-income assets may be invested in securities rated BB or below by S&P or Ba or below by Moody's, including securities rated as low as CC by S&P or Ca by Moody's.



                 The High-Yield Bond Series may invest without limitation in bonds rated as low as Ca by Moody's or CC by S&P (or in bonds that are unrated but determined to be of equivalent quality). In addition, the Series may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P (or in bonds that are unrated but determined by the Investment Adviser to be of equivalent quality).



   The U.S.Goverment/AAA- Rated Securities Series(the"Government/AAA Series") may not purchase any security, other than a U.S. Government security, not rated AAA by S&P or Aaa by Moody's (or that has not received a rating but is determined to be of comparable quality by the Investment Adviser). However, if the rating of a security currently held by the Series is reduced below AAA (or Aaa), the Series is not required to dispose of the security.



                 The Cash Management Series invests only in high-quality short-term debt obligations.



                 See "Certain Risks Relates to High-Yield, High-Risk Bonds," below.



                 OTHER SECURITIES - Certain securities have both equity and debt characteristics, such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.



                 Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the issuer's credit quality.


CASH MANAGEMENT SERIES


                 The Cash Management Series seeks to achieve its investment objective by investing in a diversified selection of money market instruments. The other Series may also invest to various degrees in money market instruments. The money market instruments in which a Series may invest include the following:


                 COMMERCIAL BANK OBLIGATIONS - Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Series may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Series is fully insured by the U.S. Government.

                 SAVINGS ASSOCIATION OBLIGATIONS - Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations with assets in excess of $1 billion based on the latest published reports. The Cash Management Series may also invest in obligations issued by savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Series is fully insured by the U.S. Government.


                 COMMERCIAL PAPER - Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Series may purchase commercial paper only if judged by the Investment Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by S&P and by Moody's or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Series. (No more than 5% of the Cash Management Series' assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the Cash Management Series' assets or $1 million may be invested in such securities of any one issuer.) See the Appendix at the end of this Statement of Additional Information for a description of the ratings. The commercial paper in which the Cash Management Series may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Series to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Series unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Series attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P and the Cash Management Series may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Series may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.



                 CORPORATE BONDS AND NOTES - The Cash Management Series may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Series may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by S&P and Moody's. See the Appendix attached hereto for a description of investment-grade ratings by S&P and Moody's.

                 FLOATING RATE OBLIGATIONS - These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

ASSET ALLOCATION SERIES AND U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES


GNMA CERTIFICATES, FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS - The Asset Allocation Series and Government/AAA Series will - and each Series may - purchase certificates issued by the Government National Mortgage Association ("GNMA"). The Government/AAA Series expects to invest substantially in these securities. These certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans that are issued by lenders such as mortgage bankers, commercial banks, savings and loan associations and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue these securities), and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States Government. Principal is paid back monthly by the borrower over the term of the loan. Because both interest and principal payments (including prepayments) are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.



                 The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.



                 Certain securities issued by the U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal Land Banks, Farmer's Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.



                 MORTGAGE-RELATED SECURITIES - The Series may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue the securities) including collateralized mortgage obligations ("CMOs") and mortgage-backed bonds. CMOs (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986, as amended (the "Code")) are issued in series that are made up of a group of bonds that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds in the series. Each class of bonds in the series has a different maturity than the other classes of bonds in the series and may bear a different coupon rate. The different maturities come from the fact that all principal payments, both regular principal payments as well as any prepayments of principal, are passed through first to the holders of the class with the shortest maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class, with the greatest impact on those classes with the shortest maturities. Similarly, should prepayments slow down, as may happen in times of rising interest rates, the expected life of each class lengthens, again with the greatest impact on those classes with the shortest maturities. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal payments on the underlying collateral. In these series the classes having proportionately greater interests on principal repayments generally would be more affected by acceleration (or slowing) in the rate of prepayments.


                 Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).


                 U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES AND REVERSE REPURCHASE AGREEMENTS - The Government/AAA Series is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the Government/AAA Series and its agreement to repurchase the security at a specified time and price. The

Government/AAA Series segregates liquid assets, which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the Government/AAA Series. The use of reverse repurchase agreements by the Government/AAA Series creates leverage that increases the Government/AAA Series' investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Government/AAA Series' earnings and net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings and net asset value would decline faster than otherwise would be the case.



                 U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES AND RISKS OF INVESTING IN VARIOUS COUNTRIES - The U.S. Government/AAA-Rated Securities Series may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks described below (under "Risks of Investing in Various Countries") are still present, they are present to a lesser extent.



ASSET ALLOCATION SERIES, HIGH-YIELD BOND SERIES AND U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES



                 LOANS OF PORTFOLIO SECURITIES - The Asset Allocation
Series, High-Yield Bond Series and Government/AAA Series are authorized to lend portfolio securities to broker-dealers or to other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain collateral with the Fund's custodian consisting of cash or equivalent collateral that is equal to at least 102% of the market value,
determined daily, of the loaned securities.   Each  Series may at any time call
a loan of its portfolio securities and obtain the return of the loaned securities. The Series receives any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each Series will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.


                 PORTFOLIO TRADING OF FIXED-INCOME SECURITIES - The Series intend to engage in portfolio trading of fixed-income securities when it is believed that the sale of a fixed-income security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

                 ROLL TRANSACTIONS - The Asset Allocation Series, the
High-Yield Bond Series and the Government/AAA Series, may engage in "roll" transactions. A "roll" transaction is the sale of mortgage-backed securities or other securities together with a commitment to purchase similar, but not identical securities at a future date. The Series intend to treat "roll" transactions as two separate transactions; one involving the purchase of a security and a separate transaction involving the sale of a security. To the extent the Series do not enter into "roll" transactions for financing purposes, they may treat these transactions as not falling within the definition of borrowing set forth in Section 2(a)(23) of the 1940 Act. The Series will segregate liquid assets, which will be marked to market daily, in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Series' aggregate commitments under these transactions exceed its holding of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Series temporarily will be in a leveraged position, as set forth in Section 18 of the 1940 Act, (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Series' portfolio securities decline while the Series is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Series' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.



                 INFLATION-INDEXED BONDS - The Asset Allocation Series, High-Yield Bond Series, and Government/AAA Series may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.



                 Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Series may also invest in other bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.



GROWTH SERIES, INTERNATIONAL SERIES, GROWTH-INCOME SERIES, ASSET ALLOCATION SERIES, AND HIGH-YIELD BOND SERIES



                 CURRENCY TRANSACTIONS -The Growth Series, International Series, Growth-Income Series, Asset Allocation Series and High-Yield Bond Series have the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Series will segregate liquid assets, which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission (the "Commission").




                 The High-Yield Bond Series may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by the Series to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange rate. Although currency contracts typically will involve the purchase and sale of a foreign currency against the U.S. dollar, a Series also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Fund has filed a notice of eligibility with the Commodity Futures Trading Commission (the "CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, these Series will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) to 5% of a Series' assets.



                 The High-Yield Bond Series may attempt to accomplish objectives similar to those involved in its currency contracts by purchasing put or call options on currencies. A put option gives the Series, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Series, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Series might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Series would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a Series anticipates purchasing securities.


                 Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Series will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                 Certain provisions of the Code may affect the extent to which the Series may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the Series.


GROWTH SERIES, INTERNATIONAL SERIES, GROWTH-INCOME SERIES, ASSET ALLOCATION SERIES AND HIGH-YIELD BOND SERIES



                 CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS - The Growth Series, International Series, Growth-Income Series, Asset Allocation Series and High-Yield Bond Series may invest in high-yield, high-risk bonds. These bonds present certain risks, discussed below:


                 Sensitivity to Interest Rate and Economic Changes - High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Series may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Series' net asset value.

                 Payment Expectations - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Series would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Series' assets. If the Series experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Series' rate of return.

                 Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely the Series' ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.


                 WARRANTS AND RIGHTS - Warrants are usually issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering. Rights generally expire in less than four weeks.



                 RISKS OF INVESTING IN VARIOUS COUNTRIES - The Growth, International, Growth-Income, Asset Allocation and the High-Yield Bond Series may invest in securities of issuers domiciled outside the U.S., which may be denominated in currencies other than the U.S. dollar, pursuant to the percentage limitations listed in the Prospectus.



                 Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; foreign taxation on income from foreign sources; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities. A developing country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy.



                 Additional costs could be incurred in connection with the Series' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the Series will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.



                 The U.S. Government/AAA Series may purchase obligations of foreign corporation or governmental entities, provided they are U.S. dollar denominated and highly liquid.


HIGH-YIELD BOND SERIES


                 LOAN PARTICIPATIONS - Loan participations, which can also include loan assignments, typically involve loans made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. The underlying loans may be secured or unsecured and will vary in term and legal structure. Typically, price quotations with respect to loan participations are available from the originating bank (the bank that makes the underlying loan). The originating bank also serves as the market maker for the resale of loan participations. When purchasing such instruments, the Series may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. In addition, if the loan is foreclosed, the Series could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations generally are not rated by major rating agencies and may not be protected by the securities laws. Also loan participations may be liquid or illiquid. To the extent these instruments are illiquid, the Series may have difficulty determining their value or selling the instruments as generally there is no secondary market. The Series will purchase these instruments only to the extent that such a purchase would be consistent with its investment policies regarding debt securities and/or illiquid securities.


                 In determining whether to purchase a particular loan participation, the Investment Adviser will take into account all relevant factors including the instrument's potential volatility, liquidity and risks (including whether the Series could be put in an undesirable position as lender and/or owner of the collateral).

                            INVESTMENT RESTRICTIONS

                 The Fund has adopted certain investment restrictions for each Series that cannot be changed without approval by a majority of its outstanding shares. Such majority is defined as the vote of the lesser of (i) 67 percent or more of the outstanding shares of the Series present at a meeting, if the holders of more than 50 percent of the outstanding shares of the Series are present in person or by proxy or (ii) more than 50 percent of the outstanding shares of the Series.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT SERIES

                 The Cash Management Series has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Series' investment objective, cannot be changed without approval by a majority of its outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Series may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Series' total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Series' total assets.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

         3. Invest more than 25% of the Series' total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Series may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

         4. Make loans to others except for the purchase of the debt securities listed above under its Investment Policies. The Series may, however, enter into repurchase agreements.

         5. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Series' total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Series will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

         6. Sell securities short except to the extent that the Series contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

         The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. The Cash Management Series may not:


         8. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Series' total assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Investment Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this limitation on illiquid securities.


         9.      Pledge or hypothecate its assets.

         10. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         11. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.


         Notwithstanding investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Series has adopted a more restrictive policy (which may be changed by the Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that the Cash Management Series may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. The purchase by the Cash Management Series of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of investment restriction Number 10 above.

INVESTMENT RESTRICTIONS OF THE GROWTH SERIES, THE INTERNATIONAL SERIES, THE GROWTH-INCOME SERIES, THE ASSET ALLOCATION SERIES AND THE HIGH-YIELD BOND SERIES



         The Growth Series, the International Series, the Growth-Income Series, the Asset Allocation Series and the High-Yield Bond Series have each adopted the following investment restrictions that are fundamental policies. These fundamental policies, as well as each Series' investment objective, cannot be changed without the approval of the holders of a majority of the outstanding shares of the respective Series. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Growth Series, the International Series, the Growth-Income Series, the Asset Allocation Series and the High-Yield Bond Series may not:


         1. Invest more than 5% of the value of the total assets of the Series in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Series' total assets and, provided further, that the limitation shall not apply to obligations of the government of the United States or of any corporation organized as an instrumentality of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Series' total assets.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

         3. Invest more than 25% of the Series' total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Series may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.


         4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein).



         5. Purchase commodities or commodity contracts; except that the International Series, the Asset Allocation Series and the High-Yield Bond Series may engage in transactions involving currencies (including forward and futures contracts or put and call options).


         6. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; and (c) the lending of its portfolio securities.

         7. Borrow money, except to the extent permitted by applicable law.

         8.      Purchase securities on margin.

         The following additional restrictions are not fundamental policies and
may be changed by the Trustees without a vote of shareholders.   The Growth
Series, the International Series, the Growth-Income Series, the Asset Allocation Series and the High-Yield Bond Series may not:



         9. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 15% of the Series' total assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Investment Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this limitation on illiquid securities.


         10.     Pledge or hypothecate its assets.

         11. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         12. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

         13. Invest in companies for the purpose of exercising control or management.

         14. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

         15. Sell securities short, except to the extent permitted by applicable law.



INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED
SECURITIES SERIES

         The Government/AAA Series has adopted the following investment restrictions that are fundamental policies. These fundamental policies, as well as the Government/AAA Series' investment objective, cannot be changed without approval of a majority of its outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Government/AAA Series may not:

         1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the Government/AAA Series' total assets would be invested in securities of the issuer.

         2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S. government securities or U.S. government-guaranteed mortgages.

         3. Invest in companies for the purpose of exercising control or management.


         4. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the Government/AAA Series may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including real estate investment trusts.



         5. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause the Series to be considered an underwriter as that term is defined under the Securities Act.


         6. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; and (c) the lending of its portfolio securities.

         7. Sell securities short, except to the extent that the Government/AAA Series contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         8. Purchase securities on margin, except that the Series may obtain necessary short-term credits for the clearance of purchases and sales of securities.

         9. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the Government/AAA Series' total assets, except that the Series may enter into reverse repurchase agreements.

         10.     Write, purchase or sell puts, calls or combinations thereof.

         The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. The Government/AAA Series may not:


         11. Enter into any repurchase agreement maturing in more than seven days or invest or invest in any other illiquid security if, as a result, more than 15% of the Series' total assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Investment Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this limitation on illiquid securities.

         12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement.

         13. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.


                           FUND OFFICERS AND TRUSTEES


         The Trustees and executive officers of the Fund and their principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Los Angeles, California 90067-6022.


                                                               Principal Occupations
 Name, Age and Address             Position with the Fund      During Past Five Years
 ---------------------             ----------------------      ----------------------
-----------------------------------------------------------------------------------------------------------

 James K. Hunt, *47                Trustee, Chairman and       Executive Vice President, SunAmerica
                                   President                   Investments, Inc. (1993 to Present);
                                                               President, SunAmerica Corporate Finance,
                                                               (since January 1994); Trustee, Chairman
                                                               and President, SunAmerica Series Trust
                                                               and Seasons Series Trust (since 1994).

-----------------------------------------------------------------------------------------------------------
 Monica C. Lozano, 42             Trustee                     Associate Publisher, La Opinion
 3257 Purdue Avenue                                            (newspaper publishing concern) (since
 Los Angeles, CA  90066                                        1995); Director, First Interstate Bank
                                                               of California (1994-1996); Editor, La
                                                               Opinion (1991-1995).

-----------------------------------------------------------------------------------------------------------

 Allan L. Sher, 67                 Trustee                     Retired; Trustee, SunAmerica Series
                                                               Trust and Seasons Series Trust.
-----------------------------------------------------------------------------------------------------------

 Name, Age and Address             Position with the Fund      During Past Five Years
 ---------------------             ----------------------      ----------------------
-----------------------------------------------------------------------------------------------------------
 William M. Wardlaw, 51            Trustee                     Principal, Freeman Spogli & Co.
                                                               (investment banking) (1988-Present),
                                                               Vice President and Director, MCC
                                                               International Holdings (cable) (since
                                                               April 1996); Director/Trustee, AV
                                                               Development Corp. (homebuilding) (since
                                                               1994), MCC International Holdings, Ltd.
                                                               (cable) (since 1995), AFC Enterprises,
                                                               Inc. (quick service restaurants) (since
                                                               1996), Catholic Charities of Los Angeles
                                                               (since 1994), The Pantry, Inc.
                                                               (convenience store chain) (since April
                                                               1998); Formerly Director/Trustee,
                                                               Calmar, Inc. (plastic dispenser
                                                               manufacturing) (1988-1998), Buttrey Food
                                                               and Drug Stores (supermarket  chain)
                                                               (1990-1998), Koll Real Estate Services,
                                                               Inc. (real estate services) (1994-1996)
                                                               Trustee, SunAmerica Series Trust and
                                                               Seasons Series Trust.

-----------------------------------------------------------------------------------------------------------
 Scott L. Robinson, 52             Senior Vice President,      Senior Vice President and Controller,
                                   Treasurer and Controller    SunAmerica Inc. (since 1991); Senior
                                                               Vice President of Anchor National (since
                                                               1988);  Senior Vice President, Treasurer
                                                               and Controller, SunAmerica Series Trust
                                                               (since 1993) and Seasons Series Trust
                                                               (since 1997); Joined SunAmerica Inc. in 1978.
-----------------------------------------------------------------------------------------------------------

 Name, Age and Address             Position with the Fund      During Past Five Years
 ---------------------             ----------------------      ----------------------
-----------------------------------------------------------------------------------------------------------
 Susan L. Harris, 41               Vice President, Counsel     Senior Vice President (since November
                                   and Secretary               1995), Secretary (since 1989) and
                                                               General Counsel-Corporate Affairs (since
                                                               December 1994), SunAmerica Inc.; Senior
                                                               Vice President and Secretary, Anchor
                                                               National (since 1990); Vice President,
                                                               Counsel and Secretary,  SunAmerica
                                                               Series Trust (since 1993) and Seasons Series
                                                               Trust (since 1997); Joined  SunAmerica Inc.
                                                               in 1985.

-----------------------------------------------------------------------------------------------------------
 Peter C. Sutton, 34               Vice President and          Senior Vice President, SunAmerica Asset
 The SunAmerica Center             Assistant Treasurer         Management Corp. (since April 1997);
 733 Third Avenue                                              Treasurer (since February 1996),
 New York, NY 10017-3204                                       SunAmerica Mutual Funds,
                                                               Anchor Series Trust and Style Select
                                                               Series, Inc. (since 1996); Vice
                                                               President and Assistant Treasurer,
                                                               SunAmerica Series Trust and Seasons
                                                               Series Trust (since 1994); Joined
                                                               SunAmerica Asset Management Corp. in
                                                               1990.

-----------------------------------------------------------------------------------------------------------
 Robert M. Zakem, 40               Vice President and          Vice President and Assistant Secretary,
 The SunAmerica Center             Assistant Secretary         SunAmerica Series Trust (since 1993)
 733 Third Avenue                                              and Seasons Series Trust (since 1997);
 New York, NY 10017-3204                                       Secretary and Chief Compliance Officer,
                                                               SunAmerica Mutual Funds and Anchor
                                                               Series Trust (since 1993) and Style
                                                               Select Series (since 1996); Senior Vice
                                                               President and General Counsel,
                                                               SunAmerica  Asset Management Corp.
                                                               (since April 1993); Executive Vice
                                                               President, General Counsel and Director,
                                                               SunAmerica Capital Services, Inc. (since
                                                               February 1993); Vice President, General
                                                               Counsel and Assistant Secretary,
                                                               SunAmerica Fund Services, Inc. (since
                                                               January 1994).
-----------------------------------------------------------------------------------------------------------

--------------------


*A Trustee who may be deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.


                 As of ___, 1998, the officers and Trustees as a group owned an aggregate of less than 1% of the shares of each Series.



                 The Trustees of the Fund are responsible for the overall supervision of the operation of the Fund and each Series and perform various duties imposed on trustees of investment companies by the 1940 Act and under the Fund's Declaration of Trust. The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of the Company or its affiliates. For the fiscal year ended November 30, 1998, the Fund paid Trustees' fees and expenses, which totaled $[47,500].



         The following table sets forth information summarizing the compensation of each Trustee of the Fund for his services as Trustee for the fiscal year ended November 30, 1998. Trustees who are affiliated with the Company do not receive any compensation. Ms. Lozanto became a Trustee as of [December 30, 1998.]

                               COMPENSATION TABLE




                                                              PENSION OR
                                                              RETIREMENT               TOTAL COMPENSATION
                                     AGGREGATE             BENEFITS ACCRUED            FROM REGISTRANT AND
                                   COMPENSATION            AS PART OF FUND              FUND COMPLEX PAID
              TRUSTEE             FROM REGISTRANT             EXPENSES                    TO  TRUSTEES*

-----------------------------------------------------------------------------------------------------------
        Allan L. Sher                                               -

-----------------------------------------------------------------------------------------------------------
        William M. Wardlaw                                          -

-----------------------------------------------------------------------------------------------------------



   * Information is as of November 30, 1998 for the three investment companies in the complex (the Fund, SunAmerica Series Trust and Seasons Series Trust) that pay fees to these Trustees.


                         INVESTMENT ADVISORY AGREEMENT


         The Fund is advised by CRMC of Los Angeles, California, which is a wholly-owned subsidiary of the Capital Group Companies, Inc., and is headquartered at 333 South Hope Street, Los Angeles California 90071. The Amended and Restated Investment Advisory Agreement between the Fund and the Investment Adviser, dated March 14, 1990, provides that the Investment Adviser shall determine what securities are purchased or sold by the Fund.


         The Investment Advisory Agreement continues in effect with respect to each Series from year to year provided that such continuance is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for automatic termination upon assignment.


         As compensation for its services, the Investment Adviser receives from the Fund a fee, accrued daily and payable monthly, based on the net assets of each Series. For all the Series except the International Series, the fee is equal to 0.36% (on an annualized basis) of that portion of each Series' average daily net assets not exceeding $30 million, plus 0.30% of that portion of the Series' average daily net assets in excess of $30 million. The Investment Adviser receives a fee, accrued daily and payable monthly, based on the net assets of the International Series, at the annual rate of 0.66% of that portion of the Series' average daily net assets not exceeding $60 million, plus 0.58% of that portion of the Series' average daily net assets in excess of $60 million.



         The following table sets forth the total advisory fees received by the Investment Adviser from each Series pursuant to the Investment Advisory Agreement for the fiscal years ended November 30, 1998, 1997 and 1996.


                                 ADVISORY FEES


-----------------------------------------------------------------------------------------------------------
                     FUND                              1998                 1997                1996

-----------------------------------------------------------------------------------------------------------
 Growth Series                                                           $2,411,000          $2,478,000

-----------------------------------------------------------------------------------------------------------

 International Series                                                    $1,504,000          $1,412,000

-----------------------------------------------------------------------------------------------------------

 Growth-Income Series                                                    $2,809,000          $2,672,000

-----------------------------------------------------------------------------------------------------------

 Asset Allocation Series                                                   $481,000            $472,000

-----------------------------------------------------------------------------------------------------------

 High-Yield Bond Series                                                    $394,000            $421,000

-----------------------------------------------------------------------------------------------------------

 U.S. Government/AAA-Rated                                                 $292,000
 Securities Series                                                                             $380,000

-----------------------------------------------------------------------------------------------------------

 Cash Management Series                                                    $264,000            $318,000

-----------------------------------------------------------------------------------------------------------


                         BUSINESS MANAGEMENT AGREEMENT


         SunAmerica Asset Management Corp. (the "Business Manager") provides administrative services to the Fund. The Business Manager is an indirect wholly-owned subsidiary of Anchor National Life Insurance Company, an indirect subsidiary of SunAmerica Inc., an investment-grade financial services company that, as of September 30, 1998, earns fees or spreads income on approximately
$110 billion in assets.   SunAmerica Inc. has agreed to merge with and into
American International Group, Inc., the leading U.S.-based international insurance organization, which, through its affiliates, is also engaged in a range of financial services activities. The Business Management Agreement between the Fund and the Business Manager, dated [December 30, 1998], provides that the Business Manager will manage the business affairs of the Fund and perform the administrative functions required of a registered investment company at all times in accordance with the organizational documents and current prospectus of the Fund.


         As compensation for its services, the Business Manager receives a fee, accrued daily and payable monthly, based on the net assets of each Series of the Fund other than the International Series, at the annual rate of 0.24% of that portion of each Series' average daily net assets not exceeding $30 million, plus 0.20% on that portion of the Series' average daily net assets in excess of $30 million. The Business Manager receives a monthly fee, accrued daily, based on the average daily net assets of the International Series at the annual rate of 0.24%.


         The following table sets forth the total administrative fees paid by the Fund to the Business Manager and its predecessor, Anchor Investment Adviser, Inc., pursuant to the Business Management Agreement for the fiscal years ended November 30, 1998, 1997 and 1996.

                            BUSINESS MANAGEMENT FEES


-----------------------------------------------------------------------------------------------------------
                     FUND                              1998                 1997                1996
-----------------------------------------------------------------------------------------------------------

 Growth Series                                                          $1,607,000           $1,653,000

-----------------------------------------------------------------------------------------------------------

 International Series                                                     $602,000             $564,000

-----------------------------------------------------------------------------------------------------------

 Growth-Income Series                                                   $1,873,000           $1,781,000

-----------------------------------------------------------------------------------------------------------

 Asset Allocation Series                                                  $320,000             $314,000

-----------------------------------------------------------------------------------------------------------

 High-Yield Bond Series                                                   $263,000             $281,000

-----------------------------------------------------------------------------------------------------------

 U.S. Government/AAA-Rated Securities Series                              $195,000
                                                                                               $253,000

-----------------------------------------------------------------------------------------------------------

 Cash Management Series                                                   $176,000             $212,000

-----------------------------------------------------------------------------------------------------------


         The Business Management Agreement provides that it will continue in effect until September 21, 1999, unless terminated, and may be renewed from year to year thereafter as to each Series provided that such continuance is specifically approved at least annually by (i) the Board of Trustees of the Fund, or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of each Series, and (ii) the vote of a majority of Trustees who are not parties to the Management Agreement or interested persons (as defined in said Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Business Management Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for its automatic termination upon assignment.

         The Fund pays certain expenses not assumed by the Business Manager including, but not limited to, expenses of shareholder meetings; reports to shareholders and the printing of proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expenses of issuance, transfer and redemption of shares; custodian fees; printing and preparation of registration statements; taxes; and the compensation of trustees who are not interested persons of the Fund.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

         FEDERAL TAXES -   Each Series is qualified and intends to remain
qualified and elect to be treated as a regulated investment company under Subchapter M under the Code. To remain qualified as a regulated investment company, a Series generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of the Series' assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the Series' net assets and to not more than 10% of the voting securities of any one issuer (other than government securities) and (ii) not more than 25% of the value of its assets are invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies; and (c) distribute at least 90% of its investment company taxable income (including short-term capital gains).

         Each Series will comply with asset diversification regulations prescribed by the U.S. Treasury Department under the Code. In general, these regulations effectively provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Series may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. There are also alternative diversification tests that may be satisfied by the Series under the regulation. Each Series intends to comply with the diversification regulations. If a Series fails to comply with these regulations, the contracts invested in that Series will not be treated as annuity, endowment or life insurance contracts under the Code.


       Income received by a Series from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Series will be subject, since the amount of that Series' assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.


                          SHAREHOLDER VOTING RIGHTS


         All shares of the Fund have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10 percent of the outstanding shares of the Fund. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Fund will continue indefinitely.



         In matters affecting only a particular Series, the matter shall have been effectively acted upon by a majority vote of that Series even though: (1) the matter has not been approved by a majority vote of any other Series; or (2) the matter has not been approved by a majority vote of the Fund as a whole.

                                PRICE OF SHARES

         Shares of the Fund are currently offered only to the Variable Separate Account. The Fund is open for business on any day the NYSE is open for regular trading. The price paid for shares is the net asset value per share calculated once daily at the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Series calculates the net asset value of its shares separately by dividing the total value of its net assets by its shares outstanding.

         Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Investment Adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, a Series uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Investment Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Series' total assets.

         A Series' liabilities, including proper accruals of expense items, are deducted from total assets.

                      EXECUTION OF PORTFOLIO TRANSACTIONS


         Orders for the Fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the Fund or other funds served by the Investment Adviser or Business Manager. The Fund does not consider that it has an obligation to obtain the lower available commission rate to the exclusion of price, service and qualitative considerations.


         A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser.

         The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Investment Adviser places the Fund's portfolio transactions, the Investment Adviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Investment Adviser in serving other clients as well as the Fund and research services obtained by the Investment Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value in serving the Fund.

         There are occasions on which portfolio transactions for the Fund may be executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The Fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.


         Purchases and sales of money market and other fixed income instruments usually are principal transactions. Normally, no brokerage commissions are paid by the Fund for such purchases. Money market instruments are generally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). Where transactions are made in the over-the-counter market, the Series deals with the primary market makers unless more favorable prices are obtainable.


         The policy of the Fund with respect to brokerage practices is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.


         The following tables set forth the brokerage commissions paid by the Series and the amounts of the brokerage commissions that were paid to affiliated broker-dealers by the Series for the fiscal years ended November 30, 1998, 1997 and 1996.

                           1998 BROKERAGE COMMISSIONS




------------------------------------------------------------------------------------------------
                                  AGGREGATE       AMOUNT PAID TO           PERCENTAGE PAID TO
                                  BROKERAGE      AFFILIATED BROKER-        AFFILIATED BROKER-
           SERIES                COMMISSIONS          DEALERS                   DEALERS

------------------------------------------------------------------------------------------------
 Growth Series

------------------------------------------------------------------------------------------------

 International Series

------------------------------------------------------------------------------------------------

 Growth-Income Series

------------------------------------------------------------------------------------------------

 Asset Allocation Series

------------------------------------------------------------------------------------------------

 High-Yield Bond Series

------------------------------------------------------------------------------------------------

 U.S. Government/AAA-Rated
 Securities Series

------------------------------------------------------------------------------------------------

 Cash Management Series

------------------------------------------------------------------------------------------------

                          1997 BROKERAGE COMMISSIONS




------------------------------------------------------------------------------------------------

                                  AGGREGATE       AMOUNT PAID TO             PERCENTAGE PAID TO
                                  BROKERAGE      AFFILIATED BROKER-          AFFILIATED BROKER-
           SERIES                COMMISSIONS          DEALERS                     DEALERS

------------------------------------------------------------------------------------------------

 Growth Series                     $447,407                 $1,175                      0.26%

------------------------------------------------------------------------------------------------

 International Series              $593,093                  --                           --

------------------------------------------------------------------------------------------------

 Growth-Income Series              $645,724                $10,961                      1.70%

------------------------------------------------------------------------------------------------

 Asset Allocation Series
                                    $78,768                 $1,250                      1.59%

------------------------------------------------------------------------------------------------

 High-Yield Bond Series
                                      --                     --                           --

------------------------------------------------------------------------------------------------

 U.S. Government/AAA-
 Rated Securities Series
                                      --                     --                           --

------------------------------------------------------------------------------------------------

 Cash Management Series
                                      --                     --                           --

------------------------------------------------------------------------------------------------



                           1996 BROKERAGE COMMISSIONS

------------------------------------------------------------------------------------------------

                                  AGGREGATE       AMOUNT PAID TO             PERCENTAGE PAID TO
                                  BROKERAGE      AFFILIATED BROKER-          AFFILIATED BROKER-
           SERIES                COMMISSIONS          DEALERS                     DEALERS

------------------------------------------------------------------------------------------------

 Growth Series                     $545,267                $4,076                      0.75%

------------------------------------------------------------------------------------------------

 International Series              $501,956                  --                         --

------------------------------------------------------------------------------------------------

 Growth-Income Series              $574,225                $4,220                      0.74%

------------------------------------------------------------------------------------------------

 Asset Allocation Series
                                    $79,496                  $120                      0.15%

------------------------------------------------------------------------------------------------

 High-Yield Bond Series
                                      --                     --                         --

------------------------------------------------------------------------------------------------

 U.S.  Government/AAA-Rated
 Securities Series
                                      --                     --                         --

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Cash Management Series
                                      --                     --                         --

------------------------------------------------------------------------------------------------


                              GENERAL INFORMATION






                 CUSTODIAN - State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian. In this capacity, State Street maintains the portfolio securities held by the Fund, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Fund.



                 INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL -
PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, are the Fund's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Fund's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the Commission. The firms of Blazzard, Grodd & Hasenauer, 943 Coast Road East, Westport, CT 06881 and Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, NY 10022, provide legal services to the Fund.


                 REPORTS TO SHAREHOLDERS - Contract owners are provided at least semiannually with reports showing the investment portfolio, financial statements and other information.

                 SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of such trust. The risk of a shareholder of the Fund incurring any financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Fund or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Fund and also provides for the Fund to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

                 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Fund provides indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

                 REGISTRATION STATEMENT - A registration statement has been filed with the Commission under the Securities Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Fund has filed with the Commission, Washington, D.C., to all of which reference is hereby made.


                              FINANCIAL STATEMENTS


                 Set forth following this Statement of Additional Information are the audited financial statements of the Fund with respect to the Registrant's fiscal year ended November 30, 1998.

                                    APPENDIX



                DESCRIPTION OF COMMERCIAL PAPER AND BAND RATINGS



                 COMMERCIAL PAPER RATINGS -- Moody's employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



                 S&P's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."



                 CORPORATE DEBT SECURITIES -- Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa -- medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree; often in default or have other marked shortcomings. C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing.



                 S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong. AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C -- Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 -- Reserved for income bonds on which no interest is being paid. D -- In default and payment of interest and or principal is in arrears.

                                     PART C

                               OTHER INFORMATION


Item 23:    Exhibits.


                   (a) Declaration of Trust, as Amended. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-14227) filed on January 26, 1996.




                   (b) By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 12 to the
                         Registrant's Registration Statement on Form N-1A (File No. 33-14227) filed on January 26, 1996.




                   (c)   Not applicable.


                   (d)   (i)   Investment Advisory and Management
                               Agreement.  Incorporated herein by
                               reference to Post-Effective Amendment No.
                               12 to the Registrant's Registration
                               Statement on Form N-1A (File No. 33-14227) filed on January 26, 1996.

                         (ii)  Business Management Agreement.
                               Incorporated herein by reference to Post-
                               Effective Amendment No. 14 to the
                               Registrant's Registration Statement on Form
                               N-1A (File No. 33-14227) filed on January
                               29, 1998.


                   (e)         Not applicable.


                   (f)         Not applicable.


                   (g)         Custodian Agreement.  To be filed by amendment.


                   (h) Form of Fund Participation Agreement. To be filed by amendment.


                   (i)         Not applicable.


                   (j)         Not applicable.


                   (k)         Not applicable.


                   (l)         Not applicable.


                   (m)         Not applicable.


                   (n)         Not applicable.


                   (o)         (i)         Not applicable.

                               (ii) Powers of Attorney. Incorporated herein by reference to
                                           Post-Effective Amendment No. 12 to
                                           the Registrant's Registration
                                           Statement on Form N-1A (File No.
                                           33-14227) filed on January 26, 1996.




Item 24.    Persons Controlled by or Under Common Control with Registrant


            To be filed by amendment.


Item 25.    Indemnification

            Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:


                                   ARTICLE VI

                                INDEMNIFICATION

            The Fund shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

            (a) the Fund shall indemnify any director or officer of the Fund who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Fund) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another corporation, partnership, joint venture, Fund or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.


            (b) The Fund shall indemnify any Trustee or officer of the Fund who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Fund to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another corporation, partnership, joint venture, Fund or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Fund, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Fund unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.


            (c) To the extent that a Trustee or officer of the Fund has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).


            (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Fund only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made
(i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive and binding upon all parties.


            (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Fund in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Fund as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

            Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

            (f) Agents and employees of the Fund who are not Trustees or officers of the Fund may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

            (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

            (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Fund against any liability to the Fund or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

            (i) The Fund shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Fund would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Fund if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.


                          * * * * * * * * * * * * * *


            The Investment Advisory Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

        SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and other Connections of Investment Adviser


     Information concerning the business and other connections of Capital Research and Management Company ("CRMC") is incorporated herein by reference from CRMC's Form ADV (File No. 801-8055), which is currently on file with the Securities and Exchange Commission.


Item 27.            Principal Underwriters


    Not applicable.


Item 28.            Location of Accounts and Records


     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Fund.

     Capital Research and Management Company, the Investment Adviser, is located at 333 South Hope Street, Los Angeles, California 90071. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

     SunAmerica Asset Management Corp., the Business Manager, is located at 733 Third Avenue, New York, New York 10017. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 29.            Management Services


        Not applicable.


Item 30.            Undertakings


        Not applicable.

                                   SIGNATURES




        Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of November, 1998.

                                                        ANCHOR PATHWAY FUND

                                                        By: /s/ Peter C. Sutton
                                                           --------------------

                                                           Peter C. Sutton
                                                           Vice President


        Pursuant to the requirements of the 1933 Act, the Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:




                         *                           Chairman, President                         November 30, 1998
       -------------------------------------         and Trustee
       James K. Hunt                                 (Principal Executive Officer)



                         *                           Senior Vice President,                      November 30, 1998
       -------------------------------------         Treasurer and Controller
       Scott L. Robinson                             (Principal Financial and
                                                     Accounting Officer)


                         *                           Trustee                                     November 30, 1998
       ---------------------------------------
       Allan L. Sher


                          *                          Trustee                                     November 30, 1998
       ---------------------------------------
       William M. Wardlaw


       *By: /s/ Robert M. Zakem
            ----------------------------------                                                    November 30, 1998
       Attorney-in-Fact
       Robert M. Zakem